Offerings - Offering: 1	Jun. 19, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 15,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,071.50
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued as a result of stock splits, stock dividends or similar transactions. Estimated in accordance with Rule 457(o) solely for purposes of calculating the registration fee. Represents up to $15,000,000.00 in aggregate amount of shares of common stock that the Company may elect, in its sole discretion, to issue and sell to the Selling Stockholder pursuant to that certain Equity Purchase Facility Agreement, dated as of May 22, 2026, by and between the Company and the selling stockholder, subject to the satisfaction or waiver of the conditions and limitations set forth therein.